Investment in equity investee (Tables)	6 Months Ended
Jun. 30, 2020
Equity Method Investments And Joint Ventures [Abstract]
Summary of Investment in Equity Investees

Movements on the Group’s investment in an equity investee during the six months ended June 30, 2019 and 2020 were as follows:

	For the six months ended June 30,
	2019	2020

Balance at the beginning of period	—	158
Cost of investment	566	—
Capital injection	—	412
Share of losses	(14)	(69)
Exchange differences	1	1
Balance at the end of period	553	502